INSURANCE - Insurance contract assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INSURANCE
Insurance revenue	$ 52,198,864	$ 53,656,427	$ 53,187,288
Cash flows
Closing insurance contracts liabilities	(541,432)	(229,238)
PAA
INSURANCE
Insurance revenue	52,198,864		53,187,288
Insurance contract assets/Liabilities
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	3,857,804	3,400,530
Insurance contracts liability (asset) at beginning of period	3,857,804	3,400,530
Insurance revenue	52,198,864	53,656,427
Insurance service expenses
Incurred claims and other directly attributable expenses	(23,599,649)	(20,600,320)
Insurance acquisition cashflows	(3,075,764)	(5,680,941)
Insurance service expenses	(26,675,413)	(26,281,261)
Net income (expenses) from reinsurance contracts held	25,523,451	27,375,166
IAS29 + finance income from reinsurance contracts held	(3,688,723)	(10,219,612)
Total amounts recognised in comprehensive income	21,834,728	17,155,554
Cash flows
Premiums received	(49,469,747)	(38,906,564)
Claims and other directly attributable expenses paid	23,244,396	19,194,568
Insurance acquisition cashflows	2,190,243	3,013,716
Total cash flows	(24,035,108)	(16,698,280)
Insurance contracts liability (asset) at end of period	1,657,424	3,857,804	3,400,530
Closing insurance contracts assets	2,127,425	3,857,804	3,400,530
Closing insurance contracts liabilities	(470,001)
Insurance contract assets/Liabilities | LRC
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	6,383,998	4,936,104
Insurance contracts liability (asset) at beginning of period	6,383,998	4,936,104
Insurance revenue	52,198,864	53,656,427
Insurance service expenses
Insurance acquisition cashflows	(3,075,764)	(5,680,941)
Insurance service expenses	(3,075,764)	(5,680,941)
Net income (expenses) from reinsurance contracts held	49,123,100	47,975,486
IAS29 + finance income from reinsurance contracts held	(3,865,440)	(10,634,744)
Total amounts recognised in comprehensive income	45,257,660	37,340,742
Cash flows
Premiums received	(49,469,747)	(38,906,564)
Insurance acquisition cashflows	2,190,243	3,013,716
Total cash flows	(47,279,504)	(35,892,848)
Insurance contracts liability (asset) at end of period	4,362,154	6,383,998	4,936,104
Closing insurance contracts assets	2,841,301	6,383,998	4,936,104
Closing insurance contracts liabilities	1,520,853
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(2,406,240)
Cash flows
Closing insurance contracts assets	(640,512)	(2,406,240)
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(2,406,240)	(1,470,553)
Insurance contracts liability (asset) at beginning of period	(2,406,240)	(1,470,553)
Insurance service expenses
Incurred claims and other directly attributable expenses	(23,447,572)	(20,510,225)
Insurance service expenses	(23,447,572)	(20,510,225)
Net income (expenses) from reinsurance contracts held	(23,447,572)	(20,510,225)
IAS29 + finance income from reinsurance contracts held	147,948	379,970
Total amounts recognised in comprehensive income	(23,299,624)	(20,130,255)
Cash flows
Claims and other directly attributable expenses paid	23,244,396	19,194,568
Total cash flows	23,244,396	19,194,568
Insurance contracts liability (asset) at end of period	(2,461,468)	(2,406,240)	(1,470,553)
Closing insurance contracts assets		(2,406,240)	(1,470,553)
Insurance contract assets/Liabilities | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(119,954)
Cash flows
Closing insurance contracts assets	(73,364)	(119,954)
Closing insurance contracts liabilities	(169,898)
Insurance contract assets/Liabilities | Liability for incurred claim | Risk adjustment for non-financial risk | PAA
INSURANCE
Assets under insurance contracts and reinsurance contracts issued at beginning of period	(119,954)	(65,021)
Insurance contracts liability (asset) at beginning of period	(119,954)	(65,021)
Insurance service expenses
Incurred claims and other directly attributable expenses	(152,077)	(90,095)
Insurance service expenses	(152,077)	(90,095)
Net income (expenses) from reinsurance contracts held	(152,077)	(90,095)
IAS29 + finance income from reinsurance contracts held	28,769	35,162
Total amounts recognised in comprehensive income	(123,308)	(54,933)
Cash flows
Insurance contracts liability (asset) at end of period	$ (243,262)	(119,954)	(65,021)
Closing insurance contracts assets		$ (119,954)	$ (65,021)